Intangible assets	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Intangible assets
Intangible assets

	Goodwill R’000	Patents and trademarks R’000	Customer relationships R’000	Product development costs R’000	Computer software, technology, in-house software and other R’000	Total R’000

At April 1, 2016
Cost	654,329	3,036	40,165	206,836	93,801	998,167
Accumulated amortization and impairments	—	(1,413)	(10,180)	(76,875)	(62,848)	(151,316)
Net book amount	654,329	1,623	29,985	129,961	30,953	846,851

Year ended March 31, 2017
Opening net book amount	654,329	1,623	29,985	129,961	30,953	846,851
Additions	—	119	—	78,020	41,269	119,408
Disposals*	—	—	—	—	—	—
Amortization charge (notes 23 and 31.2)	—	(816)	(6,762)	(28,847)	(8,309)	(44,734)
Impairment loss (notes 5, 23, 29 and 31.2)	—	—	—	(3,166)	—	(3,166)
Currency translation differences	(35,419)	—	—	(179)	(861)	(36,459)
Closing net book amount	618,910	926	23,223	175,789	63,052	881,900

At March 31, 2017
Cost	618,910	3,155	40,165	265,637	130,131	1,057,998
Accumulated amortization and impairments	—	(2,229)	(16,942)	(89,848)	(67,079)	(176,098)
Net book amount	618,910	926	23,223	175,789	63,052	881,900

Year ended March 31, 2018
Opening net book amount	618,910	926	23,223	175,789	63,052	881,900
Additions	—	31	5,300	65,342	23,965	94,638
Transfers	—	—	—	(365)	365	—
Disposals**	—	—	—	(1,188)	—	(1,188)
Amortization charge (notes 23 and 31.2)	—	(513)	(7,516)	(37,639)	(18,258)	(63,926)
Impairment loss (notes 5, 23, 29, 31.2)	—	—	—	(2,687)	—	(2,687)
Currency translation differences	(7,266)	—	(356)	(235)	(2,353)	(10,210)
Closing net book amount	611,644	444	20,651	199,017	66,771	898,527

At March 31, 2018
Cost	611,644	1,031	44,990	312,338	145,387	1,115,390
Accumulated amortization and impairments	—	(587)	(24,339)	(113,321)	(78,616)	(216,863)
Net book amount	611,644	444	20,651	199,017	66,771	898,527

* The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2017 year included R16.4 million relating to product development costs and R1.7 million relating to computer software, technology, in-house software and other.

** The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2018 year included R2.2 million relating to patents and trademarks, R13.9 million relating to product development costs and R4.3 million relating to computer software, technology, in-house software and other.
In fiscal 2018, staff costs of R46.4 million (2017: R54.6 million, 2016: R45.2 million) have been capitalized to product development costs. In fiscal 2018, no staff costs were capitalized to in-house software (2017: R1.6 million, 2016: R1.3 million).
Additions of R94.6 million were made during fiscal 2018. In addition, R1.9 million relating to capitalized development costs and R3.1 million related to computer software, technology, in-house software and other intangibles were paid in the current fiscal year which were accrued and accounted for as non-cash additions in 2017. Additions of R119.4 million made during 2017 included non-cash additions of R5.0 million as described above. R0.9 million relating to capitalized development costs were paid in fiscal 2017 which were accrued and accounted for as non-cash additions in 2016.
Amortization expense of R44.1 million (2017: R30.1 million, 2016: R24.9 million) has been charged to cost of sales. The remainder has been included in administration and other charges in the income statement.
During fiscal 2018, impairments to capitalized product development costs of R0.4 million within the CSO segment and R2.3 million within the Africa segment were recognized in profit or loss. During fiscal 2017, impairments to capitalized product development costs of R0.5 million within the CSO segment and R2.6 million within the Africa segment were recognized in profit or loss. The impairment losses have been included in administration and other charges in the income statement.
Included in product development costs is product development assets in progress with a net book amount of R32.1 million (2017: R51.1 million, 2016: R43.6 million). Computer software, technology, in-house software and other included no internally generated in-house software in progress (2017: R42.8 million, 2016: R18.3 million).
Change in estimate of useful lives of product development costs capitalized
During fiscal 2018, the CSO segment reassessed the useful lives of certain projects where, on average, the useful lives were increased from 5.0 years to 6.5 years. The reassessment of the useful lives resulted in a R4.5 million reduction in the product development amortization expense relative to what it would have been in fiscal 2018 had the change not occurred. The amortization reduction expected to be charged to the income statement over the future fiscal years is as follows:

Year ended March 31,
	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028
R’000	1,694	611	748	457	334	303	158	106	106	27

Impairment tests for goodwill
Goodwill is allocated to the Group’s CGUs identified within its operating segments. It should be noted that, as disclosed in note 5, while CSO is reported as a reportable segment excluding any inter-company revenue and related costs, it remains a CGU, as there remains an active market for the output produced by CSO. The impairment tests for goodwill have been performed on the same basis as the previous financial years.
A summary of the goodwill at operating segment level is presented below:

	March 31, 2017 R’000	Foreign currency translation differences R'000	March 31, 2018 R’000

Central Services Organization	103,119	—	103,119
Europe	109,610	(986)	108,624
Middle East and Australasia	53,131	(6,280)	46,851
Africa	353,050	—	353,050
Total	618,910	(7,266)	611,644

The recoverable amounts of all CGUs are determined based on value-in-use calculations, which use pre-tax cash flow projections based on approved financial budgets covering a three to five-year period. A five-year period was used to ensure that in respect of the Europe and Middle East and Australasia segments, stable cash flows are used for purposes of calculating terminal values included in the value-in-use calculations. These cash flows are based on the current market conditions and near-term expectations.
The key assumptions used for the value-in-use calculations are as follows:

2018	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.1	17.3	9.2	13.3
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.4	5.4	2.2	2.9

2017	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.6	18.6	9.8	16.0
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.5	5.5	2.3	2.5

The discount rates were calculated using the capital asset pricing model. These rates reflect specific risks relating to the relevant CGUs. The growth rate has been determined based on the expected long-term inflation outlook.
Goodwill sensitivity
Given the significant headroom that exists in the CGUs, management believes that a reasonable change in assumptions would not result in any goodwill impairments.